Cash Distributions and Earnings/ (Losses) Per Unit (Table) (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Earnings per share
Net income attributable to Navios Maritime Midstream Partners L.P. subsequent to initial public offering and limited partners' interest in net income:	$ 14,631	$ 24,890	$ 27,072
Earnings attributable to:
Common unit holders	7,771	11,306	12,465
Subordinated unit holders Series A	1,091	1,906	1,598
Subordinated unit holders	5,479	11,186	12,465
General Partner	$ 290	$ 492	$ 544
Weighted average units outstanding (basic and diluted)
Common units	11,150,812	9,457,455	9,342,692
Subordinated units Series A	1,592,920	1,592,920	859,740
Subordinated units	8,165,257	9,342,692	9,342,692
General Partner	426,417	415,286	398,880
Earnings per unit (basic and diluted):
Common unit holders	$ 0.70	$ 1.19	$ 1.33
Subordinated unit holders Series A	0.69	1.20	1.86
Subordinated unit holders	0.67	1.19	1.33
General partner	0.68	1.19	1.36
Earnings per unit-distributed (basic and diluted):
Common unit holders	1.52	1.69	1.67
Subordinated unit holders Series A	1.69	1.69	2.33
Subordinated unit holders	1.93	1.69	1.67
General Partner	1.69	1.69	1.70
(Losses) per unit-undistributed (basic and diluted):
Common unit holders	(0.82)	(0.50)	(0.34)
Subordinated unit holders Series A	(1.00)	(0.49)	(0.47)
Subordinated unit holders	(1.26)	(0.50)	(0.34)
General Partner	$ (1.01)	$ (0.50)	$ (0.34)